Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Net loss from operations					$ 10,500,000	$ 8,700,000
Net operating losses					52,800,000
Deferred Tax Assets, Tax Credit Carryforwards, Research					1,138,000	1,426,000
Deferred tax assets capital loss carry forwards					3,120,000	$ 3,120,000
Income tax rate deduction							50.00%
Income tax provisions					$ 0
Income tax provisions	$ 0	$ 0	$ 0	$ 0
UNITED STATES
Operating Loss Carryforwards [Line Items]
Amortized over Period					5 years
Non-US [Member]
Operating Loss Carryforwards [Line Items]
Amortized over Period					15 years
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research					$ 900,000
Tax Credit Carryforward, Description					The federal tax credits expire between 2028 and 2042, while the state tax credits have no expiration date
Deferred tax assets capital loss carry forwards					$ 12,400,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research					600,000
Deferred tax assets capital loss carry forwards					$ 5,900,000
GILTI [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate deduction					50.00%
Other Income Tax Matters [Member]
Operating Loss Carryforwards [Line Items]
Income tax description					Internal Revenue Code Section 382 places a limitation (“Section 382 Limitation”) on the amount of taxable income that can be offset by NOL carryforwards after a change in control (generally greater than 50% change in ownership within a three-year period) of a loss corporation
California Purposes [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses					$ 14,900,000
Net operating loss, expiration date					Federal net operating losses generated on or prior to December 31, 2017, expire in varying amounts between 2028 and 2037, while federal net operating losses generated after December 31, 2017, carryforward indefinitely. The state net operating losses expire in varying amounts between 2028 and 2042